FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurements, Recurring and Nonrecurring

The Company’s financial assets that are measured at fair value as of December 31, 2025 and 2024 are classified in the tables below in one of the three categories described in “Note 2(o)—Fair value measurement” above:

	December 31, 2025
(in thousands)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$23,133	$894	$—	$24,027
Marketable securities	—	4,981	—	4,981
Total assets	$23,133	$5,875	$—	$29,008

	December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$19,926	$—	$—	$19,926
Marketable securities	—	41,590	—	41,590
Total assets	$19,926	$41,590	$—	$61,516